Summary of significant accounting policies - Additional Information (Detail)	12 Months Ended								12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Peoples' Republic of China [Member] USD ($)	Dec. 31, 2011 Peoples' Republic of China [Member] USD ($)	Dec. 31, 2012 UNITED STATES [Member] USD ($)	Dec. 31, 2011 UNITED STATES [Member] USD ($)	Dec. 31, 2012 UBS Jersey Call Certificate [Member] USD ($) Unit	Dec. 31, 2012 Non Capital Preservation Wealth Management Product [Member] CNY	Dec. 31, 2011 Continuing Operations [Member] UNITED STATES [Member] USD ($)	Dec. 31, 2011 Discontinuing Operations [Member] UNITED STATES [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Non Capital Preservation Wealth Management Product [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member] Non Capital Preservation Wealth Management Product [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and bank deposits				$ 2,009,000	$ 4,438,000	$ 5,200,000	$ 193,000			$ 39,000	$ 154,000
Financial Product , Units								50
Financial Product , Par value								50,000
Financial Product , Fair value								2,530,000
Financial Product, estimated maximum annual yield													2.15%		3.55%
Financial Product, Term									5 years
Financial Product, Par Value									2,000,000
Proceeds from redemption of financial product									2,025,000
FDIC Insurance limit	250,000
Estimated useful life minimum years												6 months		4 years 4 months 24 days
Advertising service revenue on a straight-line basis												1 month		2 years
Advertising and promotion costs	$ 3,573,000	$ 3,852,000	$ 1,834,000
Contributions to PRC employee												18.00%		20.00%
Employer contribution to the scheme	5.00%
Recognized income tax positions	50.00%
Advertising service revenue rate	10.00%	10.00%	10.00%
Total long lived assets rate	10.00%